FPA Queens Road Small Cap Value Fund

Institutional Class Ticker: QRSIX
Investor Class Ticker: QRSVX
Advisor Class Ticker: QRSAX

FPA Queens Road Value Fund

Ticker: QRVLX

Each, a series of Investment Managers Series Trust III (the "Trust")

Supplement dated May 29, 2024, to each
Prospectus and Statement of Additional Information ("SAI"),
dated September 30, 2023.

The Board of Trustees of the Trust has approved a Shareholder Service Plan with respect to each of the FPA Queens Road Small Cap Value Fund (the "Small Cap Value Fund") and FPA Queens Road Value Fund (the "Value Fund", and together with the Small Cap Value Fund, the "Funds"). The adoption of the Shareholder Service Plan does not constitute an actual change in the fees paid by Fund shareholders, but rather a designation of certain fees as shareholder servicing fees, which were previously included in "Other Expenses." Effective immediately, the following changes are made to each Fund's Prospectus and SAI.

The "Fees and Expenses of the Fund" table in the Small Cap Value Fund Prospectus is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

The Fund is the successor of the FPA Queens Road Small Cap Value Fund, formerly a series of Bragg Capital Trust (the "Predecessor Fund"), resulting from a reorganization of the Predecessor Fund with and into the Fund on July 28, 2023.
Shareholder Fees (fees paid directly from your investment)		Investor Class		Advisor Class		Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original sales price or redemption proceeds, as applicable)		None		None		None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions		None		None		None
Exchange Fee		None		None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees		0.66%		0.66%		0.66%
Distribution (Rule 12b-1) fees		None		None		None
Other Expenses[1]		0.30%		0.24%		0.13%
Shareholder service fee	0.23%		0.15%		0.03%
All other expenses	0.07%		0.09%		0.10%
Total Annual Fund Operating Expenses		0.96%		0.90%		0.79%

1  "Other Expenses" are estimates based on the expenses the Fund expects to incur for the current fiscal year; actual expenses may vary.

The "Shareholder Servicing Arrangements" disclosure in the Small Cap Value Fund Prospectus is deleted in its entirety and replaced with the following:

Shareholder Servicing Arrangements and Shareholder Service Fees. Brokers, dealers, banks, trust companies and other financial representatives (each, a "Service Organization") may receive compensation from the Fund or its service providers for providing a variety of services. This section briefly describes how Service Organizations may be compensated.

For providing certain services to their clients, a Service Organization may be paid a fee based on the assets or number of accounts of the Fund that are attributable to the Service Organization. These non-distribution administrative and support services may include establishing and maintaining accounts and records relating to shareholders, processing dividend and distribution payments from the Fund on behalf of shareholders, forwarding communications from the Fund, providing sub-accounting with respect to Fund shares, and other similar services. In addition, your Service Organization may charge you other account fees for buying or redeeming shares of the Fund or for servicing your account. Your Service Organization should provide you with a schedule of its fees and services.

Pursuant to the Shareholder Service Plan adopted by the Board, on behalf of the Fund, the Fund may pay a fee at an annual rate of up to 0.10%, 0.15%, and 0.25% of its average daily net assets attributable to Institutional Class, Advisor Class, and Investor Class shares of the Fund, respectively. The Fund does not pay these service fees on shares purchased directly. In addition, the Adviser may, at its own expense, pay financial representatives and/or shareholder servicing agents for these services.

UMB Distribution Services, LLC, the Fund's principal underwriter, may enter into agreements with selling dealers where the selling dealer waives its right to shareholder servicing fees for selling Fund shares or servicing shareholder accounts. These arrangements typically are intended to avoid duplicate payment of fees where the selling dealer's transactions are through an omnibus account with a different clearing broker and that broker is entitled to receive shareholder servicing fees from the Fund.

The Adviser may, at its own expense and out of its own resources, pay financial representatives for distribution and marketing services performed with respect to the Fund. These payments by the Adviser may include one or more of the following types of payments: one-time account establishment fees, annual per-account fees and/or annual asset-based charges. These payments may create a conflict of interest by influencing the broker or financial intermediary and your salesperson to recommend the Fund over another investment. For more information, ask your salesperson or visit your financial intermediary's website.

The "Fees and Expenses of the Fund" table in the Value Fund Prospectus is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

The Fund is the successor of the FPA Queens Road Value Fund, formerly a series of Bragg Capital Trust (the "Predecessor Fund"), resulting from a reorganization of the Predecessor Fund with and into the Fund on July 28, 2023.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original sales price or redemption proceeds, as applicable)		None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions		None
Exchange Fee		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees		0.95%
Distribution (Rule 12b-1) fees		None
Other Expenses[1]		0.56%
Shareholder service fee	0.08%
All other expenses	0.48%
Total Annual Fund Operating Expenses		1.51%
Fee Waiver and Reimbursement[2]		(0.86)%
Total Annual Fund Operating Expenses after Expense Reimbursement		0.65%

1  "Other Expenses" are estimates based on the expenses the Fund expects to incur for the current fiscal year; actual expenses may vary.

2  The adviser has contractually agreed to reimburse the Fund for operating expenses in excess of 0.65% of average net assets of the Fund, excluding interest, taxes, brokerage fees and commissions payable by the Fund in connection with the purchase or sale of portfolio securities, fees and expenses of other funds in which the Fund invests, and extraordinary expenses, including litigation expenses not incurred in the Fund's ordinary course of business, until September 30, 2024. These expense reimbursements are subject to possible recoupment by the adviser from the Fund in future years (within the three years from the date when the amount is waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the then- current expense limits. Similarly, the adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made by adviser to the Predecessor Fund (defined below) prior to the Predecessor Fund's reorganization on July 28, 2023 for a period ending three years after the date of the waiver or payment. This agreement may be terminated only by the Fund's Board of Trustees (the "Board"), upon written notice to the adviser.

The "Shareholder Servicing Arrangements" disclosure in the Value Fund Prospectus is deleted in its entirety and replaced with the following:

Shareholder Servicing Arrangements and Shareholder Service Fees. Brokers, dealers, banks, trust companies and other financial representatives (each, a "Service Organization") may receive compensation from the Fund or its service providers for providing a variety of services. This section briefly describes how Service Organizations may be compensated.

For providing certain services to their clients, a Service Organization may be paid a fee based on the assets or number of accounts of the Fund that are attributable to the Service Organization. These non-distribution administrative and support services may include establishing and maintaining accounts and records relating to shareholders, processing dividend and distribution payments from the Fund on behalf of shareholders, forwarding communications from the Fund, providing sub-accounting with respect to Fund shares, and other similar services. In addition, your Service Organization may charge you other account fees for buying or redeeming shares of the Fund or for servicing your account. Your Service Organization should provide you with a schedule of its fees and services.

Pursuant to the Shareholder Service Plan adopted by the Board, on behalf of the Fund, the Fund may pay a fee at an annual rate of up to 0.25% of its average daily net assets attributable to shares of the Fund. The Fund does not pay these service fees on shares purchased directly. In addition, the Adviser may, at its own expense, pay financial representatives and/or shareholder servicing agents for these services.

UMB Distribution Services, LLC, the Fund's principal underwriter, may enter into agreements with selling dealers where the selling dealer waives its right to shareholder servicing fees for selling Fund shares or servicing shareholder accounts. These arrangements typically are intended to avoid duplicate payment of fees where the selling dealer's transactions are through an omnibus account with a different clearing broker and that broker is entitled to receive shareholder servicing fees from the Fund.

The Adviser may, at its own expense and out of its own resources, pay financial representatives for distribution and marketing services performed with respect to the Fund. These payments by the Adviser may include one or more of the following types of payments: one-time account establishment fees, annual per-account fees and/or annual asset-based charges. These payments may create a conflict of interest by influencing the broker or financial intermediary and your salesperson to recommend the Fund over another investment. For more information, ask your salesperson or visit your financial intermediary's website.

In addition, the following disclosure is added to the Funds' SAI:

Shareholder Service Plan

The Board has adopted, on behalf of the Funds, a Shareholder Service Plan (the "Service Plan") under which the Advisor will provide, or arrange for others (such as banks, trust companies, broker-dealers and other financial intermediaries (each, a "Service Organization")) to provide, certain specified non-distribution shareholder servicing functions for Fund shares owned by its respective customers, including but not limited to (a) establishing and maintaining accounts and records relating to customers who invest in the Funds; (b) aggregating and processing orders involving Fund shares; (c) processing dividend and other distribution payments from the Funds on behalf of customers; (d) preparing tax reports or forms on behalf of customers; (e) forwarding communications from the shares of the Funds; (f) providing sub-accounting with respect to shares for the Funds; (g) providing customers with a service that invests the assets of their accounts in Fund shares pursuant to specific or pre-authorized instructions; and (h) providing such other similar services as the Advisor may reasonably request to the extent it or a Service Organization is permitted to do so under applicable statutes, rules or regulations. The FPA Queens Road Small Cap Value Fund will pay the Service Organizations at an annual rate of up to 0.10%, 0.15%, and 0.25% attributable to the Institutional Class, Advisor Class, and Investor Class shares of the Fund's average daily net assets, respectively, payable monthly. The FPA Queens Road Value Fund will pay the Service Organizations at an annual rate of up to 0.25% attributable shares of the Fund's average daily net assets, payable monthly. The amount paid by a Fund to any Service Organization may be expressed in terms of a dollar amount per shareholder account in the Fund held by clients of the Service Organization, and/or in terms of percentage of the net assets of such accounts.

Please file this Supplement with your records.